SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Schedule of Accounts Receivable

	December 31
	2013	2012
	U.S. dollars in thousands
Advance to supplier	$1,153	$1,695
Institutions	1,065	1,024
Chief Scientist	77	153
Fair value of derivatives	1	251
Prepaid expenses and sundry	442	234
	$2,738	$3,357

Schedule of Accounts Payable and Accruals

Employees and payroll related institutions	$2,470	$1,515
Provision for vacation and recreation pay	426	373
Royalties payable	57	23
Fair value of derivatives	222	261
Accrued expenses and sundry	3,203	910
	$6,378	$3,082

Schedule of Research and Development Expenses

	Year ended December 31
	2013	2012	2011
	U.S. dollars in thousands
Total expenses	$6,144	$4,876	$4,426
Less - participation and grants	197	265	566
	$5,947	$4,611	$3,860

Schedule of Financial Expenses, Net

Interest expenses and other bank charges	$(595)	$(657)	$(590)
Interest income	50
Foreign exchange gain (losses) - net	(82)	(102)	22
Gain (losses) in respect of derivatives - net	96	220	152
	$(531)	$(539)	$(416)